Note 10 - Convertible Preferred Stock (Details) - Convertible Preferred Stock Warrants Outstanding (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2012	Dec. 31, 2008	Apr. 30, 2009	Nov. 30, 2010	May 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Dec. 31, 2011	Jan. 31, 2012	Feb. 28, 2012	Apr. 30, 2012
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.50	$ 0.53	$ 0.53	$ 0.53	$ 0.53
Number of Shares Outstanding under Warrants		605,556	382,000	382,000		940,189
Fair Value	$ 624,000						$ 686,000
December 2008 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 02, 2018
Exercise Price	$ 0.61							$ 0.61
Number of Shares Outstanding under Warrants	196,721							196,721
Fair Value	44,000							54,000
April 2009 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 02, 2019
Exercise Price	$ 0.61								$ 0.61
Number of Shares Outstanding under Warrants	245,900								245,900
Fair Value	58,000								70,000
November 2010 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 19, 2020
Exercise Price	$ 0.61									$ 0.61
Number of Shares Outstanding under Warrants	163,934									163,934
Fair Value	47,000									47,000
May 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	May 06, 2021
Exercise Price	$ 0.05										$ 0.05
Number of Shares Outstanding under Warrants	2,000,000										2,000,000
Fair Value	54,000										84,000
June 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jun. 30, 2021
Exercise Price	$ 0.05											$ 0.05
Number of Shares Outstanding under Warrants	4,000,000											4,000,000
Fair Value	108,000											168,000
September 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Sep. 09, 2021
Exercise Price	$ 0.05												$ 0.05
Number of Shares Outstanding under Warrants	4,000,000												4,000,000
Fair Value	108,000												168,000
November 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 30, 2021
Exercise Price	$ 0.05													$ 0.05
Number of Shares Outstanding under Warrants	1,000,000													1,000,000
Fair Value	28,000													42,000
December 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 19, 2021
Exercise Price	$ 0.05														$ 0.05
Number of Shares Outstanding under Warrants	1,000,000														1,000,000
Fair Value	28,000														41,000
January 2012 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jan. 31, 2022
Exercise Price	$ 0.05															$ 0.05
Number of Shares Outstanding under Warrants	910,445															910,445
Fair Value	28,000															37,000
February 2012 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 28, 2022
Exercise Price	$ 0.05																$ 0.05
Number of Shares Outstanding under Warrants	738,535																738,535
Fair Value	23,000																31,000
April 2012 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 19, 2022
Exercise Price	$ 0.61																	$ 0.61
Number of Shares Outstanding under Warrants	73,770																	73,770
Fair Value	25,000																	27,000
April 2012 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 16, 2022
Exercise Price	$ 0.05																	$ 0.05
Number of Shares Outstanding under Warrants	2,351,019																	2,351,019
Fair Value	73,000																	99,000
April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price																		$ 0.61
Number of Shares Outstanding under Warrants																		73,770
Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares Outstanding under Warrants	16,680,324
Fair Value	$ 624,000